As filed with the Securities and Exchange Commission on June 9, 2009

Securities Act File No. 333-158794

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING GROWTH AND INCOME PORTFOLIO II

(Formerly known as ING Legg Mason Value Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

June 15, 2009

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Growth and Income Portfolio II (“Growth and Income Portfolio II”), which is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034. At the Special Meeting, shareholders of Growth and Income Portfolio II will be asked:

(1)                                  To approve a proposed reorganization (the “Reorganization”) of Growth and Income Portfolio II with and into ING Growth and Income Portfolio (“Growth and Income Portfolio” and together with Growth and Income Portfolio II, each a “Portfolio” and collectively, the “Portfolios”); and

(2)                                  To approve an investment sub-advisory agreement appointing ING Investment Management Co. (“ING IM”), as the investment sub-adviser to the Growth and Income Portfolio II  (the “ING IM  Sub-Advisory Agreement”).

The Portfolios are members of the mutual fund group called the “ING Funds.”  Growth and Income Portfolio is sub-advised by ING IM.  From May 3, 2004 until April 30, 2009, Growth and Income Portfolio II was known as ING Legg Mason Value Portfolio and was sub-advised by Legg Mason Capital Management, Inc. (“Legg Mason”).

On September 11, 2008, the Board reviewed and approved the Reorganization, subject to shareholder approval.  Originally scheduled for the first quarter of 2009, the consummation of the Reorganization was rescheduled to the third quarter of 2009.  In response to this delay, on March 27, 2009, the Board terminated the investment sub-advisory agreement with Legg Mason and approved the appointment of ING IM as ING Legg Mason Value Portfolio’s sub-adviser, effective April 30, 2009, on an interim basis.  At the May 14, 2009 meeting, the Board approved the ING IM Sub-Advisory Agreement to appoint ING IM as ING Legg Mason Value Portfolio’s new sub-adviser, pending shareholders’ approval.

Furthermore, in connection with the change of sub-adviser and in anticipation of the Reorganization, the Board aligned the investment objective and principal investment strategies of ING Legg Mason Value Portfolio with those of Growth and Income Portfolio and changed the Portfolio’s name from ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II, effective April 30, 2009.

Shares of Growth and Income Portfolio II have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization and the ING IM Sub-Advisory Agreement.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Growth and Income Portfolio II serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Growth and Income Portfolio II to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying notice, combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Growth and Income Portfolio instead of shares of Growth and Income Portfolio II.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger portfolio with identical investment objective and principal investment strategies.

Due to the termination of the sub-advisory agreement with Legg Mason, ING IM began serving as the sub-adviser to Growth and Income Portfolio II pursuant to an interim sub-advisory agreement, dated April 30, 2009, that is currently in effect pending shareholder approval of a longer-term appointment. If the second proposal is approved, ING IM would continue to serve as the sub-adviser to the Portfolio under the ING IM Sub-Advisory Agreement until the consummation of the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF Growth and Income Portfolio II APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than July 20, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING GROWTH AND INCOME PORTFOLIO II

(formerly known as ING  Legg Mason Value Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Growth and Income Portfolio II

Scheduled for July 21, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (“Special Meeting”) of ING Growth and Income Portfolio II (“Growth and Income Portfolio II”) is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                  To approve an Agreement and Plan of Reorganization by and between Growth and Income Portfolio II and ING Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of Growth and Income Portfolio II with and into Growth and Income Portfolio;

(2)                                  To approve an investment sub-advisory agreement between Directed Services LLC (“DSL”), Growth and Income Portfolio II’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL,  would  serve as the sub-adviser to Growth and Income Portfolio II; and

(3)                                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2009, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Growth and Income Portfolio II or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 15, 2009

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 15, 2009

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY OF THE PROPOSALS	3

The Proposed Reorganization	3
The Proposed ING IM Sub-Advisory Agreement	5
Voting Information	5

PROPOSAL I – APPROVAL OF REORGANIZATION AGREEMENT	7

The Portfolios’ Investment Objectives and Principal Investment Strategies	7
Comparison of Portfolio Characteristics	9
The Investment Techniques and Principal Risks of Investing in the Portfolios	11
Comparison of Portfolio Performance	16

COMPARISON OF FEES AND EXPENSES	19

Management Fees	19
Sub-Adviser Fees	20
Administration Fees	20
Distribution and Service Fees	20
Expense Limitation Agreements	21
Expense Tables	22
Portfolio Expenses	22
Key Differences in the Rights of Growth and Income Portfolio II’s Shareholders and Growth and Income Portfolio’s Shareholders	25

INFORMATION ABOUT THE REORGANIZATION	26

The Reorganization Agreement	26
Reasons for the Reorganization	26
Board Considerations	26
Tax Considerations	27
Expenses of the Reorganization	27
Future Allocation of Premiums	27

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	28

Form of Organization	28
Advisers	28
Distributor	29
Dividends, Distributions and Taxes	29
Capitalization	30

PROPOSAL II – APPROVAL OF ING IM SUB-ADVISORY AGREEMENT	31

The Investment Advisory Arrangement	31
The Prior Sub-Advisory Agreement	31
The Interim Sub-Advisory Agreement.	32
The ING IM Sub-Advisory Agreement	32
Board Considerations	33

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	35

TABLE OF CONTENTS

(continued)

Solicitation of Proxies	35
Voting Rights	35
Other Matters to Come Before the Special Meeting	36
Shareholder Proposals	36

APPENDICES

Appendix A – Agreement and Plan of Reorganization	A-1
Appendix B – Form of ING IM Sub-Advisory Agreement	B-1
Appendix C – Additional Information Regarding ING Growth and Income Portfolio	C-1
Appendix D – Principal Executive Officers and Directors of ING Investment Management Co.	D-1
Appendix E – Advisory Fee Rate of Funds with Similar Investment Objectives Advised or Sub-Advised by ING Investment Management Co.	E-1
Appendix F – Security Ownership of Certain Beneficial and Record Owners	F-1

PROXY STATEMENT/PROSPECTUS

June 15, 2009

PROXY STATEMENT FOR:

ING GROWTH AND INCOME PORTFOLIO II

(Formerly, ING Legg Mason Value Portfolio)

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING GROWTH AND INCOME PORTFOLIO

(A Series of ING Variable Funds)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Growth and Income Portfolio II (“Growth and Income Portfolio II”) to be held on July 21, 2009, as adjourned from time to time (“Special Meeting”), at which shareholders of Growth and Income Portfolio II will vote on: (1) the proposed reorganization (the “Reorganization”) of Growth and Income Portfolio II with and into ING Growth and Income Portfolio (“Growth and Income Portfolio” and together with Growth and Income Portfolio II, each a “Portfolio” and collectively, the “Portfolios”); and (2) an investment sub-advisory agreement between Directed Services LLC (“DSL”) the investment adviser to Growth and Income Portfolio II and ING Investment Management Co. (“ING IM”) (the “ING IM Sub-Advisory Agreement”). This Proxy Statement/Prospectus is being mailed to shareholders of Growth and Income Portfolio II on or about June 15, 2009.

From May 3, 2004 until April 30, 2009, Growth and Income Portfolio II was known as ING Legg Mason Value Portfolio and was sub-advised by Legg Mason Capital Management, Inc. (“Legg Mason). On September 11, 2008, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization of ING Legg Mason Value Portfolio with and into Growth and Income Portfolio.

Originally scheduled to be in the first quarter of 2009, the consummation of the Reorganization was rescheduled to the third quarter of  2009.  In response to this delay, on March 27, 2009, the Board decided to terminate the investment sub-advisory agreement with Legg Mason  effective April 30, 2009 and approved the appointment of ING IM as  ING Legg Mason Value Portfolio’s new sub-adviser on an interim basis effective April 30, 2009 (the “Interim Agreement”).  At the May 14, 2009 meeting, the Board approved the ING IM Sub-Advisory Agreement to appoint ING IM as ING Legg Mason Value Portfolio’s new sub-adviser, pending shareholders’ approval.

Furthermore, in connection with this change of sub-adviser and in anticipation of the Reorganization, the Board approved new investment objective and principal investment strategies for ING Legg Mason Value Portfolio which are identical to those of Growth and Income Portfolio.  The Board also changed the name of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II.  These new investment objective, principal investment strategies and name change became effective April 30, 2009.

Because you, as a shareholder of Growth and Income Portfolio II, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Growth and Income Portfolio, this Proxy Statement also serves as a prospectus for Growth and Income Portfolio.  Like Growth and Income Portfolio II, Growth and Income Portfolio is an open-end management investment company, which seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

If the Reorganization Agreement is approved, Growth and Income Portfolio II will transfer all of its assets and liabilities to Growth and Income Portfolio in exchange solely for shares of Growth and Income Portfolio.  If the  ING IM Sub-Advisory Agreement is not approved, but the Reorganization Agreement is approved, ING IM will serve as the interim sub-adviser to Growth and Income Portfolio II subject to the terms of the interim sub-advisory agreement (the “Interim Agreement”), until September 27,  2009.  If the Reorganization is not consummated prior to the expiration of the Interim Agreement, ING IM will not be able to continue serving as the sub-adviser, and the Board would consider various options including the appointment of a new sub-adviser in accordance with applicable law.  If the ING IM Sub-Advisory Agreement is approved, but the Reorganization Agreement is not, ING IM will continue to provide sub-advisory services to Growth and Income Portfolio II and the Board will determine what action, if any, should be taken.  If neither proposal is approved, the Board will consider various options with respect to Growth and Income Portfolio II, in accordance with applicable law.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 15, 2009, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Growth and Income Portfolio II, each dated May 1, 2009, which are incorporated by reference (File No: 033-23512); and the ADV Class, Class I, Class S and Class S2 prospectuses of Growth and Income Portfolio, each dated May 1, 2009.  Each Portfolio’s SAI, dated May 1, 2009, is also incorporated by reference (for Growth and Income Portfolio II, File No: 033-23512; for Growth and Income Portfolio, File No: 002-51739).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio, for the fiscal period ended June 30, 2008 and the annual report for each Portfolio for the fiscal year ended December 31, 2008 (for Growth and Income Portfolio II, File No: 811-05629; for Growth and Income Portfolio, File No: 811-02514) are incorporated herein by reference.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A and the ING IM Sub-Advisory Agreement, which is attached hereto as Appendix B.  Also, you should consult the ADV Class, Class I, Class S and Class S2 prospectuses, each dated May 1, 2009, for more information about Growth and Income Portfolio.

The Proposed Reorganization

At a meeting held on September 11, 2008, the Board of Growth and Income Portfolio II approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Growth and Income Portfolio II to Growth and Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio;

•                  the assumption by Growth and Income Portfolio of the liabilities of Growth and Income Portfolio II known as of the Closing Date (as described below);

•                  the distribution of shares of Growth and Income Portfolio to the shareholders of Growth and Income Portfolio II; and

•                  the complete liquidation of Growth and Income Portfolio II.

As a result of the Reorganization, each owner of ADV Class, Class I, Class S and Class S2 shares of Growth and Income Portfolio II would become a shareholder of the corresponding share class of Growth and Income Portfolio.  The Reorganization is expected to be effective on August 8, 2009, or such other date as the parties may agree (the “Closing Date”).

Shares of Growth and Income Portfolio would be distributed to shareholders of Growth and Income Portfolio II so that each shareholder would receive a number of full and fractional shares of Growth and Income Portfolio equal to the aggregate value of shares of Growth and Income Portfolio II held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Growth and Income Portfolio II held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  Currently, both Growth and Income Portfolio II  and Growth and Income Portfolio have identical investment objective and principal investment strategies and are managed by the same sub-adviser, ING IM;

•                  DSL is the adviser Growth and Income Portfolio II, while ING Investments, LLC (“ING Investments”) is the adviser to Growth and Income Portfolio;

•                  Growth and Income Portfolio is the larger Portfolio with $1.73 billion in net assets, compared to $132.6 million in net assets for Growth and Income Portfolio II, as of March 31, 2009;

•                  Both the gross and net expense ratios for all classes of the disappearing Growth and Income Portfolio II are expected to decrease as a result of the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”);

•                  In connection with the consolidation of the Portfolios’ holdings as a result of the Reorganization, certain holdings of Growth and Income Portfolio II may be sold prior to the Closing Date.  The sub-adviser to Growth and Income Portfolio may also sell portfolio securities it acquired from Growth and Income Portfolio II after the Closing Date.

In addition, both Portfolios may engage in certain transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Growth and Income Portfolio II nor its shareholders, nor Growth and Income Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Growth and Income Portfolio II will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio are shown in the following table.  For detailed information about the Portfolios’ expenses, including each Portfolio’s management fees and distribution (12b-1) and shareholder servicing fees, please see the section titled “Expense Tables” and the table titled “Annual Portfolio Operating Expenses” on pages 18-19.

Gross Expenses Before the Reorganization:

	ADV Class	Class I	Class S	Class S2
Growth and Income Portfolio II	1.49%	0.74%	0.99%	1.24%
Growth and Income Portfolio	1.10%	0.60%	0.85%	1.10%

Net Expenses Before the Reorganization (After Fee Waiver)

	ADV Class	Class I	Class S	Class S2
Growth and Income Portfolio II(1)(2)	1.34%	0.74%	0.99%	1.14%
Growth and Income Portfolio(1)	1.10%	0.60%	0.85%	1.00%

After the Reorganization: Growth and Income Portfolio Pro Forma

	ADV Class	Class I	Class S	Class S2
Gross estimated expenses	1.10%	0.60%	0.85%	1.10%
Net estimated expenses(1)	1.10%	0.60%	0.85%	1.00%

(1)          IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares of Growth and Income Portfolio II and 0.10% for the Class S2 shares of both Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares, is an annual rate of 0.35% and 0.15%, respectively.  Absent the waiver, the distribution fee is 0.50% for ADV Class shares of Growth and Income Portfolio II and 0.25% for Class S2 shares of both Portfolios.  The waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.

(2)          Effective December 1, 2008, DSL entered into a written expense limitation agreement with Growth and Income Portfolio II, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses. The expense limits will continue until the conclusion of the Special Meeting or any adjournment(s) or postponement(s) thereof. Pursuant to this expense limitation agreement, the expense limits for Growth and Income Portfolio II are 1.20%, 0.60%, 0.85% and 1.00% for ADV Class, Class I, Class S and Class S2 shares, respectively.

The Proposed ING IM Sub-Advisory Agreement

At a meeting held on May 14, 2009, the Board, including all of the trustees who are not “interested persons” of the Portfolio, as defined in the 1940 Act (“Independent Trustees”), approved the ING IM Sub-Advisory Agreement between DSL and ING IM.  Shareholders of Growth and Income Portfolio II must approve the ING IM Sub-Advisory Agreement for it to become effective.

In considering whether to approve the ING IM Sub-Advisory Agreement, you should note that:

•                  From May 3, 2004, until April 30, 2009, the Growth and Income Portfolio II was sub-advised by Legg Mason and the Portfolio’s name was ING Legg Mason Value Portfolio;

•                  On September 11, 2008, the Board approved the Reorganization of the Portfolio with and into Growth and Income Portfolio, as described above;

•                  At the Board’s meeting held on March 27, 2009, the Board decided to terminate the investment sub-advisory agreement with Legg Mason and at a subsequent meeting held on May 14, 2009 approved the ING IM Sub-Advisory Agreement to appoint ING IM as ING Legg Mason Value Portfolio’s new sub-adviser;

•                  Shareholders must approve the ING IM Sub-Advisory Agreement for it to become effective;

•                  The Board engaged the services of ING IM, on an interim basis, as sub-adviser to Growth and Income Portfolio II, effective April 30, 2009, subject to the terms of the Interim Agreement between DSL and ING IM.  The Interim Agreement will expire at the earliest of: (a) the Closing Date of the Reorganization, (b) the end of the 150 -day period after April 30, 2009, (c) the date shareholders approve the ING IM Sub-Advisory Agreement, or (d) the removal or replacement of ING IM in compliance with applicable law.

•                  The terms of the Interim Agreement and the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Legg Mason;

•                  In connection with the change of sub-adviser, Growth and Income Portfolio II also adopted new investment objective and principal investment strategies which are identical to those of Growth and Income Portfolio.  As a result, ING IM is currently managing Growth and Income Portfolio II in a manner similar to the way it manages Growth and Income Portfolio; and

•                  DSL, as the adviser to Growth and Income Portfolio II, continues to be responsible for monitoring the investment program and performance of ING IM, which is an affiliate of DSL.

The appointment of ING IM on an interim basis as investment sub-adviser to the Portfolio was done in accordance with Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser on an interim basis for 150 days following the date on which the previous contract was terminated, without shareholder approval, subject to certain conditions.  ING IM is an affiliate of DSL and discharges its responsibilities subject to DSL’s and the Board’s oversight and supervision.  ING IM is paid by DSL, and not by the Portfolio, from the investment management fees DSL receives from the Portfolio.  The compensation payable by DSL to ING IM under the  Interim Agreement is the same as the compensation payable under the sub-advisory agreement with Legg Mason and the ING IM Sub-Advisory Agreement.

If the shareholders reject the ING IM Sub-Advisory Agreement, ING IM would not be able to continue serving as investment sub-adviser to Growth and Income Portfolio II past the end of the 150-day interim period, and the Board would consider various options with respect to Growth and Income Portfolio II, in accordance with applicable law.

Voting Information

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Growth and Income Portfolio II’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.  Growth and Income Portfolio II does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Approval of each of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF GROWTH AND INCOME PORTFOLIO II APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I -APPROVAL OF REORGANIZATION AGREEMENT

The Portfolios’ Investment Objectives and Principal Investment Strategies

As of April 30, 2009, both Growth and Income Portfolio II and Growth and Income Portfolio have identical investment objective and  principal investment strategies and are managed by the same sub-adviser, ING IM.  DSL and ING Investments serve as investment adviser to Growth and Income Portfolio II and Growth and Income Portfolio, respectively.  Prior to April 30, 2009, Growth and Income Portfolio II was known as ING Legg Mason Value Portfolio and was managed by a different sub-adviser, Legg Mason, pursuant to different investment objective and principal investment strategies.  The following describes and compares the Portfolios’ current investment objective, principal investment strategies and management with those of ING Legg Mason Value Portfolio prior to April 30, 2009.

	ING Legg Mason Value Portfolio (prior to April 30, 2009)	Growth and Income Portfolio II (from April 30, 2009) and Growth and Income Portfolio
Investment Objective	Long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The sub-adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word “value” is used in its academic sense rather than in the context often seen in current industry literature of “value” and “growth.” Thus, the sub-adviser may invest in securities which some analysts

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The sub-adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The sub-adviser utilizes a team for portfolio construction. The senior portfolio manager and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

In managing the Portfolio, the sub-adviser:

•                  Emphasizes stocks of larger companies.

•                  Looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers,

	ING Legg Mason Value Portfolio (prior to April 30, 2009)	Growth and Income Portfolio II (from April 30, 2009) and Growth and Income Portfolio consider to be “value stocks” or “growth stocks.” The sub-adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The sub-adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The sub-adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the sub-adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the sub-adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

depending upon market conditions.

•                  Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the sub-adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Sub-Adviser	Legg Mason	ING IM

Portfolio Manager	Mary Chris Gay	Christopher F. Corapi

Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2008:

	Growth and Income Portfolio II(1)		Growth and Income Portfolio
Net Assets	$161,278,520		$1,913,027,931

Number of Holdings	45		87

Portfolio Turnover Rate	34		169

Average market capitalization of companies in the Portfolio	$38,527,561,275		$77,652,152,725

Market capitalization range of companies in Portfolio:

Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	76.5%		71.0%

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	23.5%		19.7%

Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	—		0.7%

	Internet	13.5%	Oil & Gas	12.1%
	Healthcare – Services	13.4%	Banks	8.4%
Top 5 Industries (as % of net assets)	Banks	8.7%	Telecommunications	5.6%
	Computers	7.0%	Healthcare – Products	5.5%
	Electric	7.0%	Pharmaceuticals	5.3%

U.S. Equity Securities (as a % of market value*)	100.0%		91.4%

Foreign Securities (as a % of market value*)	—		8.6%

Securities Lending Collateral (as a % of market value*)	—		0.2%

	UnitedHealth Group, Inc.	6.9%	ExxonMobil Corp.	6.3%
	AES Corp.	6.8%	Procter & Gamble Co.	3.2%
	Aetna, Inc.	6.5%	Wells Fargo & Co.	2.9%
	eBay, Inc.	3.8%	JPMorgan Chase & Co.	2.7%
Top 10 Holdings (as a % of net assets)	Amazon.com, Inc.	3.7%	AT&T, Inc.	2.1%
	Time Warner, Inc.	3.6%	Philip Morris Intl, Inc.	1.9%
	Amgen, Inc.	3.5%	General Electric Co.	1.9%
	CA, Inc.	3.5%	Gilead Sciences, Inc.	1.8%
	IBM Corp.	3.3%	Wal-Mart Stores, Inc.	1.8%
	General Electric Co.	3.3%	Google, Inc. – Class A	1.8%

(1)             This table reflects the portfolio characteristics of Growth and Income Portfolio II as of December 31, 2008 when it was managed by its former sub-adviser, Legg Mason, pursuant to its former investment objective and principal investment strategies.

*                    Excluding short-term investments.

The following table compares certain characteristics of the Portfolios as of May 31, 2009. This table is being presented to compare the characteristics of both Portfolios after April 30, 2009 when Growth and Income Portfolio II began implementing the same investment objective and principal investment strategies as Growth and Income Portfolio.

	Growth and Income Portfolio II		Growth and Income Portfolio
Net Assets	$159,000,340		$2,026,647,493

Number of Holdings	83		83

Portfolio Turnover Rate	108%		20%

Average market capitalization of companies in the Portfolio	$65,984,664,219		$66,640,062,222

Market capitalization range of companies in Portfolio:

Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	71.4%		71.7%

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	17.1%		17.0%

Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	1.2%		1.2%

	Oil & Gas	12.8%	Oil & Gas	13.0%
	Banks	10.2%	Banks	10.2%
Top 5 Industries (as % of net assets)	Telecommunications	6.7%	Telecommunications	6.7%
	Computers	4.5%	Computers	4.5%
	Retail	4.1%	Retail	4.2%

U.S. Equity Securities (as a % of market value*)	89.7%		89.9%

Foreign Securities (as a % of market value*)	10.3%		10.1%

Securities Lending Collateral (as a % of market value*)	0.0%		1.3%

Top 10 Holdings (as a % of net assets)	Exxon Mobil Corp.	5.0%	Exxon Mobil Corp.	5.2%
	JPMorgan & Chase & Co.	3.0%	JPMorgan & Chase & Co.	3.0%
	Apple Computer Inc.	2.6%	Apple Computer Inc.	2.7%
	Procter & Gamble Co.	2.6%	Procter & Gamble Co.	2.6%
	Google, Inc. – Class A	2.3%	Google, Inc. – Class A	2.4%
	Wells Fargo & Co.	2.3%	Wells Fargo & Co.	2.3%
	Cisco Systems, Inc.	2.2%	Cisco Systems, Inc.	2.2%
	Goldman Sachs Group, Inc.	2.1%	Goldman Sachs Group, Inc.	2.2%
	AT&T, Inc.	2.0%	AT&T, Inc.	2.0%
	Oracle Corp.	1.9%	Oracle Corp.	1.9%

*          Excluding short-term investments.

The Investment Techniques and Principal Risks of Investing in the Portfolios

Since both Growth and Income Portfolio II and Growth and Income Portfolio have identical investment objective and principal investment strategies and are managed by the same sub-adviser, ING IM, the Portfolios are subject to the same risks.  Some of these risks are similar to the risks of investing in Growth and Income Portfolio II prior to April 30, 2008, when the Portfolio operated as ING Legg Mason Value Portfolio and was managed by a different sub-adviser, Legg Mason, pursuant to different investment objective and principal investment strategies.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	ING Legg Mason Value Portfolio (prior to April 30, 2009)	Growth and Income Portfolio II (from April 30, 2009) and Growth and Income Portfolio
Call	X
Convertible Securities	X	X
Credit	X
Currency	X
Debt Securities	X
Derivatives		X
Diversification	X
Equity Securities	X	X
Foreign Investments	X	X
Growth Investing	X
High-Yield, Lower-Grade Debt Securities	X
Interest Rate	X
Investment Models	X
Liquidity	X	X
Manager	X	X
Market and Company	X	X
Market Trends	X	X
Mid-Capitalization /Small-Capitalization Companies	X	X
Other Investment Companies	X	X
Over-the-Counter (OTC) Investment	X
Portfolio Turnover		X
Price Volatility	X	X
Securities Lending		X
Value Investing	X

Call Risk. During periods of falling interest rates, a bond issuer may “call,” or repay, its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Convertible Securities Risk.  The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions.  The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Credit Risk.  A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the value of a Portfolio’s assets.

Debt Securities Risk.  The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.  These may include swap agreements, options, forwards, and futures.  Derivative securities are subject to market risk which could be significant for those that have a leveraging effect.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value.  A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction.  For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Diversification Risk.  A Portfolio may be classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Equity Securities Risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities.  Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets including the withholding of dividends.

A Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to a portfolio.  The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs, EDRs and GDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments.  Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.  There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment-grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Interest Rate Risk.  The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment Models Risk.  The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity Risk.  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager Risk.  A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Mid- and Small-Capitalization Companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Investment Companies Risk.  A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on un-invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

OTC Investment Risk.  Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk.  Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk.  The value of a Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk.  In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Value Investing Risk.  A sub-adviser may be wrong in its assessment of a company’s value and the stocks a Portfolio holds may not reach what the sub-adviser believes are their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio’s relative performance may suffer.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar charts show the performance of Growth and Income Portfolio II’s Class S shares and Growth and Income Portfolio’s Class I shares. Shares of each class of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Growth and Income Portfolio II
Calendar Year-by-Year Returns (%) (1) (2) (3) (4)

(1)

Effective April 30, 2009, the Portfolio changed its name from ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II and adopted a new investment objective and new investment strategies. The Portfolio II’s bar chart reflects the performance of Growth and Income Portfolio II prior to April 30, 2009 while it was managed in accordance with a different investment program.

(2)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(3)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th quarter 2004: 15.18% and Worst: 4th quarter 2008: (30.96)%.

(4)

ING IM has managed the Portfolio since May 1, 2009. Legg Mason has managed the Portfolio from May 3, 2004 through April 30, 2009. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004. Performance prior to September 9, 2002 is attributable to a different sub-adviser.

Growth and Income Portfolio

Calendar Year-by-Year Returns (%)(1) (2) (3) (4)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 2nd quarter 2003: 14.64% and Worst: 4th quarter 2008: (21.65)%.

(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(4)	Effective May 1, 2009 the Portfolio changed its name from ING VP Growth and Income Portfolio to ING Growth and Income Portfolio.

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year (or life of Class)	5 Years (or life of Class)		10 Years (or life of Class)
Growth and Income Portfolio II(*)
ADV Class Return	(55.70)%	(17.45	)%(1)	—
S&P 500® Index(2)	(37.00)%	(5.00	)%(3)	—
Class I Return	(55.46)%	(12.38	)%(4)	—
S&P 500® Index(2)	(37.00)%	(2.36	)%(5)	—
Class S Return	(55.45)%	(11.64)%		(8.51	)%(6)
S&P 500® Index(2)	(37.00)%	(2.19)%		(3.76	)%(7)
Class S2 Return	(55.50)%	(11.78)%		(6.77	)%(8)
S&P 500® Index(2)	(37.00)%	(2.19)%		1.71	%(9)
Growth and Income Portfolio
Class ADV Return	(37.94)%	(18.46	)%(10)	—
S&P 500® Index(2)	(37.00)%	(18.47	)%(11)	—
Class I Return	(37.63)%	(2.16)%		(3.18)%
S&P 500® Index(2)	(37.00)%	(2.19)%		(1.38)%
Class S Return	(37.82)%	(2.43)%		(0.19	)%(12)
S&P 500® Index(2)	(37.00)%	(2.19)%		0.77	%(13)

*                                                       Effective April 30, 2009, Growth and Income Portfolio II adopted a new investment objective and new investment strategies.  The Portfolio’s table below reflect the performance of Growth and Income Portfolio II prior to April 30, 2009 while it was managed by different sub-advisers in accordance with a different investment program.

(1)                                                ADV Class shares commenced operations on April 11, 2005.

(2)                                                The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

(3)                                                The index return is for the period beginning April 1, 2005.

(4)                                                Class I shares commenced operations on May 6, 2004.

(5)                                                The index return is for the period beginning May 1, 2004.

(6)                                                Class S shares commenced operations on October 2, 2000.

(7)                                                The index return is for the period beginning October 1, 2000.

(8)                                                Class S2 shares commenced operations on September 9, 2002.

(9)                                                The index return is for the period beginning September 1, 2002.

(10)                                          ADV Class shares commenced operations on December 20, 2006.

(11)                                          The index return is for the period beginning January 1, 2007.

(12)                                          Class S shares commenced operations on June 11, 2003.

(13)                                          The index return is for the period beginning June 1, 2003.

Additional information regarding Growth and Income Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Growth and Income Portfolio, see “Appendix C: Additional Information Regarding ING Growth and Income Portfolio.”

Management Fees

Each Portfolio pays its investment adviser – DSL for Growth and Income Portfolio II and ING Investments for Growth and Income Portfolio - a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
Growth and Income Portfolio II(1)

0.810% on the first $250 million of the Portfolios’ combined average daily net assets; and

0.770% on the next $400 million of the Portfolios’ combined average daily net assets;

0.730% on the next $450 million of the Portfolios’ combined average daily net assets; and 0.670% of the Portfolios’ combined average daily net assets in excess of $1.1 billion.

Growth and Income Portfolio

0.50% on first $10 billion of the Portfolio’s average daily net assets;

0.45% on next $5 billion of the Portfolio’s average daily net assets; and

0.425% of the Portfolio’s average daily net assets in excess of $15 billion.

If the Reorganization is approved by shareholders, Growth and Income Portfolio will pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated May 1, 2009.

(1) For the purpose of calculating the advisory fee, the assets of Growth and Income Portfolio II are aggregated with the assets of ING Janus Contrarian Portfolio, another series of ING Investors Trust, which is not a party to the Reorganization. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two portfolios and their respective investment adviser based on relative net assets.

Sub-Adviser Fees

DSL and ING Investments each pay ING IM, the sub-adviser to both Growth and Income Portfolio II and Growth and Income Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by each adviser to ING IM, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees
Growth and Income Portfolio II

0.70% on the first $50 million of the Portfolio’s average daily net assets; 0.45% on the next $50 million of the Portfolio’s average daily net assets; 0.40% on the next $50 million of the Portfolio’s average daily net assets; 0.35% on the next $50 million of the Portfolio’s average daily net assets; and

0.30% of the Portfolio’s average daily net assets over $200 million.

Growth and Income Portfolio

0.225% on first $10 billion of the Portfolio’s average daily net assets;

0.203% on next $5 billion of the Portfolio’s average daily net assets; and

0.191% of the Portfolio’s average daily net assets in excess of $15 billion.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM, the sub-adviser to Growth and Income Portfolio the same sub-advisory fee currently in place for Growth and Income Portfolio. For more information regarding the sub-advisory fees for each Portfolio, please see the SAI of each Portfolio, dated May 1, 2009.

As a result of the change in sub-adviser from Legg Mason to ING IM, the investment management subsidiaries of ING Groep N.V. (“ING Groep”), as a group, will be able to retain the entire advisory fee.  Based on the net assets of the surviving Portfolio as of December 31, 2008, the additional retained amount is estimated to be $652,000 in the first year and $800,000 per year thereafter.

Administration Fees

The management agreement between ING Investors Trust (“IIT”), on behalf of Growth and Income Portfolio II, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees.

Pursuant to an administrative services agreement between ING Variable Funds (“IVF”) on behalf of Growth and Income Portfolio, and ING Funds Services, LLC (“IFS”), located at 7337 East Doubletree Ranch Rd., Scottsdale, Arizona 85258, IFS provides all administrative services in support of Growth and Income Portfolio.  Subject to the supervision of the Board, the administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business, except for those services performed by ING Investments under the investment advisory agreement, the sub-adviser under the sub-advisory agreement, the custodian under the custodian agreement, the transfer agent under the transfer agency agreement and such other service providers as may be retained by the Portfolio from time to time. IFS acts as liaison among these service providers to the Portfolio.  The administrator is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% thereafter.  For the fiscal year ended December 31, 2008, the Portfolio paid a total of $1,332,360 in administrative fees.

If the Reorganization is approved, shareholders of the surviving Growth and Income Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

ADV Class, Class S and Class S2 shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

Effective December 1, 2008, DSL entered into a written expense limitation agreement with Growth and Income Portfolio II, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses. The expense limits will continue until the conclusion of the Special Meeting or any adjournment(s) or postponement(s) thereof. Pursuant to this expense limitation agreement, the expense limits for Growth and Income Portfolio II are 1.20%, 0.60%, 0.85% and 1.00% for ADV Class, Class I, Class S and Class S2 shares, respectively.

Growth and Income Portfolio does not have an expense limitation agreement in place.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Growth and Income Portfolio II	Growth and Income Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the fiscal year ended December 31, 2008.  Pro forma expenses, which are the estimated expenses of Growth and Income Portfolio after giving effect to the proposed Reorganization, would be the same as the estimated expenses of Growth and Income Portfolio for the current fiscal year.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses(1)
(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Growth and Income Portfolio II		Growth and Income Portfolio

ADV Class
Management Fee	0.74%		0.50%
Distribution (12b-1) and Shareholder Servicing Fees	0.75	%(2)	0.50%
Other Expenses(3)	0.00%		0.10%
Acquired Portfolio Fees and Expenses(4)	0.00%		0.00%
Total Portfolio Operating Expenses	1.49%		1.10%
Waivers and Reimbursement	(0.15	)%(2)	0.00%
Net Expenses(5)(6)	1.34%		1.10%

CLASS I
Management Fee	0.74%		0.50%
Distribution (12b-1) and Shareholder Servicing Fees	0.00%		0.00%
Other Expenses(3)	0.00%		0.10%
Acquired Portfolio Fees and Expenses(4)	0.00%		0.00%
Total Portfolio Operating Expenses	0.74%		0.60%
Waivers and Reimbursement	0.00%		0.00%
Net Expenses(5)(6)	0.74%		0.60%

CLASS S
Management Fee	0.74%		0.50%
Distribution (12b-1) and Shareholder Servicing Fees	0.25%		0.25%
Other Expenses(3)	0.00%		0.10%
Acquired Portfolio Fees and Expenses(4)	0.00%		0.00%
Total Portfolio Operating Expenses	0.99%		0.85%
Waivers and Reimbursement	0.00%		0.00%
Net Expenses(5)(6)	0.99%		0.85%

CLASS S2
Management Fee	0.74%		0.50%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.50%		0.50%
Other Expenses(3)	0.00%		0.10%
Acquired Portfolio Fees and Expenses(4)	0.00%		0.00%
Total Portfolio Operating Expenses(2)	1.24%		1.10%
Waivers and Reimbursement	(0.10)%		(0.10)%
Net Expenses(5)(6)	1.14%		1.00%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for each Class of shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated operating expenses are based on each Portfolio’s actual operating expenses for each Class of shares, as adjusted for contractual changes, if any, and fee waivers to which each respective Portfolio’s investment adviser, has agreed for the current fiscal year. Because the Class S2 shares of Growth and Income Portfolio II had not commenced operations as of December 31, 2008, expenses are based on the Portfolio’s actual operating expenses for Class I shares, as adjusted for class level expense differences and contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to Growth and Income Portfolio II, has agreed.

(2)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares of Growth and Income Portfolio II and 0.10% for the Class S2 shares of both Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares, is an annual rate of 0.35% and 0.15%, respectively. Absent the waiver, the distribution fee is 0.50% for ADV Class shares of Growth and Income Portfolio II and 0.25% for Class S2 shares of both Portfolios. The waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.

(3)

Pursuant to its administration agreement with ING Variable Funds, IFS receives an annual administration fee equal to 0.055%on the first $5 billion of daily net assets and 0.03%of daily net assets thereafter of Growth and Income Portfolio. The management agreement between IIT, on behalf of Growth and Income Portfolio II, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, Growth and Income Portfolio II does not pay a separate administration fee.

(4)

The Acquired Portfolio Fees and Expenses are not fees or expenses incurred by the Portfolios directly.  These fees and expenses include each Portfolio’s pro rata share of the cumulative expenses charged by the acquired funds in which the Portfolios invest.  The fees and expenses will vary based on each Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired portfolios.  The impact of these fees is shown in “Net Expenses.”  For Growth and Income Portfolio, the amounts of these fees and expenses represent less than 0.01% and are included in Other Expenses.

(5)

A portion of the brokerage commissions that Growth and Income Portfolio II pays is used to reduce its expenses. Including these reductions, the total Net Operating Expenses for the Portfolio for the year ended December 31, 2008 would have been 1.30%, 0.70%, 0.95% and 1.10% for ADV Class, Class I, Class S and Class S2, respectively. This arrangement can be discontinued at any time.

(6)

Effective December 1, 2008, DSL entered into a written expense limitation agreement with Growth and Income Portfolio II, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses. The expense limits will continue until the conclusion of the Special Meeting or any adjournment(s) or postponement(s) thereof. Pursuant to this expense limitation agreement, the expense limits for Growth and Income Portfolio II are 1.20%, 0.60%, 0.85% and 1.00% for ADV Class, Class I, Class S and Class S2 shares, respectively.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and compare these costs with the cost of investing in other mutual funds.  The cost of investment in the combined Portfolio after the Reorganization is estimated to be the same as the current cost of investing in Growth and Income Portfolio.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Growth and Income Portfolio II								Growth and Income Portfolio
	1 Year		3 Years		5 Years		10 Years		1 Year	3 Years	5 Years	10 Years
ADV Class	$136	(1)	$456	(1)	$799	(1)	$1,767	(1)	$112	$350	$606	$1,340
Class I	$76		$237		$411		$918		$61	$192	$335	$750
Class S	$101		$315		$547		$1,213		$87	$271	$471	$1,049
Class S2(1)	$116		$384		$671		$1,491		$102	$340	$597	$1,331

(1)          The Examples reflect the fee waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

Key Differences in the Rights of Growth and Income Portfolio II’s Shareholders and Growth and Income Portfolio’s Shareholders

Growth and Income Portfolio II is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Growth and Income Portfolio is organized as a separate series of IVF, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Key differences under IIT’s Declaration of Trust/Bylaws and IVF’s Declaration of Trust/Bylaws, as they affect shareholders of Growth and Income Portfolio II and Growth and Income Portfolio, are presented below.

Growth and Income Portfolio II	Growth and Income Portfolio

With the approval of the holders of a majority of the Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the Shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization, or any corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustee may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organizations or entities.

When authorized by an instrument in writing signed by a majority of the Trustees, or another instrument executed by an officer of the Trust pursuant to a vote of a majority of the Trustees, the Trustees may, without the vote or consent of Shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, limited liability company, association or other organization, or a series or class of any of them, to acquire all or a portion of the Trust Property or the property of any Series or Class or to carry on any business in which the Trust or the Series or Class shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property or the property of any Series or Class to any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in which the Trust or the Series or Class holds or is about to acquire shares or any other interest.

Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust or any Series or any successor thereto and any such corporation, trust, partnership, limited liability company, association or other organization, or a series or class of any of them, if and to the extent permitted by law, as provided under the law then in effect.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of  Growth and Income Portfolio II in exchange for shares of beneficial interest of Growth and Income Portfolio and the assumption by Growth and Income Portfolio of Growth and Income Portfolio II’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Growth and Income Portfolio to shareholders of Growth and Income Portfolio II, as provided for in the Reorganization Agreement.  Growth and Income Portfolio II will then be liquidated.

Each shareholder of ADV Class, Class I, Class S and Class S2 shares of Growth and Income Portfolio II will hold, immediately after the Closing Date, the corresponding share class of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Growth and Income Portfolio II held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Growth and Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Growth and Income Portfolio II.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the Boards of Trustees of the Portfolios at meetings held on September 11, 2008 (for Growth and Income Portfolio II) and September 25, 2008 (for Growth and Income Portfolio).  The Board of Trustees of each Portfolio, including all of the Independent Trustees of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Growth and Income Portfolio II’s shareholders to remain invested in a professionally managed portfolio that seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. Additionally, the gross expense ratios for all classes of the disappearing Growth and Income Portfolio II are expected to reduce and the net expense ratios are expected to either remain unchanged or reduce after the Reorganization.

Board Considerations

The Board of Growth and Income Portfolio II, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the Reorganization to Growth and Income Portfolio II’s shareholders;

•                  both the gross and net expense ratios for all classes of the disappearing Growth and Income Portfolio II are expected to decrease as a result of the Reorganization;

•                  the performance record of the former sub-adviser to ING Legg Mason Value Portfolio in managing the Portfolio and the performance record of ING IM in managing Growth and Income Portfolio;

•                  significant capital outflows of ING Legg Mason Value Portfolio in 2008;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  each Portfolio’s investment objective, policies, restrictions, management and portfolio holdings, including that both Portfolios have been managed by ING IM in the same manner since April 30, 2009;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the Reorganization; and

•                  the net revenue benefits for the group of DSL, ING Investments and ING IM as a result of the Reorganization, including the net revenue benefits accrued as the result of transitioning from Legg Mason, a sub-adviser unaffiliated with DSL and ING Investments, to an affiliate of DSL and ING Investments.

The Board of Growth and Income Portfolio II recommends that shareholders approve the Reorganization with Growth and Income Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Growth and Income Portfolio II nor its shareholders, nor Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Growth and Income Portfolio II will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the Reorganization will be borne by DSL or an affiliate of DSL.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  The expenses of the Reorganization do not include the transaction costs of the portfolio transitioning, which are ultimately borne by Portfolio shareholders.

Future Allocation of Premiums

Shares of Growth and Income Portfolio II have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Growth and Income Portfolio II will be allocated to Growth and Income Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Growth and Income Portfolio II is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board consisting of ten members.  For more information on the history of IIT, see the SAI of Growth and Income Portfolio II.

Growth and Income Portfolio is organized as a separate series of IVF, an open-end management investment company organized as a Massachusetts business trust.  IVF is governed by a Board consisting of seven members.  For more information on the history of IVF, see the SAI of Growth and Income Portfolio.

Advisers

DSL, a Delaware limited liability company, serves as the investment adviser to Growth and Income Portfolio II.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2008, DSL managed over $34.2 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

Pursuant to the Interim Agreement, DSL has engaged ING IM, a Connecticut corporation, as sub-adviser to Growth and Income Portfolio II to provide the day-to-day management of the Portfolio.  DSL is responsible for monitoring the investment programs and performance of ING IM with respect to the Portfolio.  The Interim Agreement is in effect for 150 days. Thereafter, ING IM may continue to serve as sub-adviser to Growth and Income Portfolio II only if the shareholders of Growth and Income Portfolio II approve the ING IM Sub-Advisory Agreement appointing ING IM as sub-adviser to the Portfolio. Under the terms of the Interim Agreement, the agreement can be terminated by either the Portfolio’s Board or DSL. In the event the agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is a wholly-owned subsidiary of ING Groep. ING IM is an affiliate of DSL. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to Growth and Income Portfolio II’s semi-annual report that will be dated June 30, 2009.

ING Investments, an Arizona limited liability company, serves as the investment adviser to Growth and Income Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly- owned subsidiary of ING Groep. ING Investments became an investment management firm in April of 1995. As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of Growth and Income Portfolio.

ING Investments has engaged ING IM to serve as sub-adviser to the Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board. The sub-advisory agreement can be terminated by either the Portfolio’s Board or ING Investments.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to Growth and Income Portfolio’s annual shareholder report dated December 31, 2008.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Growth and Income Portfolio II’s shareholders, then as soon as practicable before the Closing Date, Growth and Income Portfolio II will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows the capitalization of each of the Portfolios as of May 31, 2009, and on a pro forma basis as of May 31, 2009 giving effect to the Reorganization:

	Growth and Income Portfolio II	Growth and Income Portfolio	Adjustments		Growth and Income Portfolio Pro Forma

ADV Class
Net Assets	$481,706	$649,130			$1,130,836
Net Asset Value Per Share	$3.54	$16.13			$16.13
Shares Outstanding	135,983	40,248	(106,119	)(1)	70,112

CLASS I
Net Assets	$12,869,908	$1,739,762,601			$1,752,632,509
Net Asset Value Per Share	$3.63	$16.23			$16.23
Shares Outstanding	3,544,473	107,180,534	(2,751,503	)(1)	107,973,504

CLASS S
Net Assets	$135,923,479	$286,231,948			$422,155,427
Net Asset Value Per Share	$3.60	$16.11			$16.11
Shares Outstanding	37,747,449	17,771,440	(29,310,237	)(1)	26,208,652

CLASS S2
Net Assets	$9,725,248	$3,814			$9,729,062
Net Asset Value Per Share	$3.56	$16.13			$16.13
Shares Outstanding	2,728,446	236	(2,125,517	)(1)	603,165

(1)	Reflects new shares issued, net of retired shares of Growth and Income Portfolio II.

PROPOSAL II — APPROVAL OF ING IM SUB-ADVISORY AGREEMENT

The Investment Advisory Arrangement

DSL, a Delaware limited liability company, serves as adviser to Growth and Income Portfolio II pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) dated as of October 24, 1997, as amended May 24, 2002 and further amended and restated January 1, 2007.  The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 14, 2008, and was approved by a majority of the shareholders of IIT at a special meeting of the shareholders on July 10, 2002 for the purpose of approving a manager-of-managers arrangement.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Portfolio’s operations, DSL may engage, subject to the approval of the Board, and where required, the shareholders of the Portfolio, sub-advisers to provide day-to-day advisory services to IIT’s portfolios.  DSL may delegate to the sub-advisers duties, among other things, to formulate and implement the Portfolio’s investment programs, including the duty to determine what securities will be purchased and sold for the Portfolio.  If the ING IM Sub-Advisory Agreement is approved, DSL would oversee the investment management services of ING IM.

The Investment Advisory Agreement provides that DSL is liable and shall indemnify IIT for any loss incurred by IIT to the extent that such losses resulted from an act or omission on the part of DSL or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by DSL of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Management Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Management Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services for Growth and Income Portfolio II, DSL receives compensation, calculated daily and paid monthly, from the Portfolio as follows: 0.810% on the first $250 million of the Portfolios’ combined average daily net assets; 0.770% on the next $400 million of the Portfolios’ combined average daily net assets;  0.730% on the next $450 million of the Portfolios’ combined average daily net assets; and 0.670% of the Portfolios’ combined average daily net assets in excess of $1.1 billion.(1)

The Prior Sub-Advisory Agreement

From May 3, 2004 until April 30, 2009, Legg Mason served as Growth and Income Portfolio II’s sub-adviser pursuant to a sub-advisory agreement between DSL and Legg Mason dated May 3, 2004, as amended December 1, 2005 and further amended and restated December 15, 2006.  The terms of the sub-advisory agreement are substantially similar to the terms of the Interim Agreement and the ING IM Sub-Advisory Agreement described below.

Pursuant to the sub-advisory agreement, Legg Mason received monthly compensation from DSL at the annual rate of a specified percentage of Growth and Income Portfolio II ‘s average daily net assets as follows: 0.70% on the first $50 million of the Portfolio’s average daily net assets; 0.45% on the next $50 million of the Portfolio’s average daily net assets; 0.40% on the next $50 million of the Portfolio’s average daily net assets; 0.35% on the next $50 million of the Portfolio’s average daily net assets; and 0.30% of the Portfolio’s average daily net assets over $200 million. During Growth and Income Portfolio II’s most recently completed fiscal year ended December 31, 2008, Legg Mason received an aggregate total of $1,719,561 from DSL for services rendered to Growth and Income Portfolio II.

(1) For the purpose of calculating the advisory fee, the assets of Growth and Income Portfolio II are aggregated with the assets of ING Janus Contrarian Portfolio, another series of IIT, which is not a party to the Reorganization. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two portfolios and their respective investment adviser based on relative net assets.

The Interim Sub-Advisory Agreement

As previously noted, in connection with the termination of the sub-advisory agreement between DSL and Legg Mason, the Board approved, upon management’s recommendation, the appointment of ING IM on an interim basis as investment sub-adviser to Growth and Income Portfolio II pursuant to Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser such as ING IM on an interim basis without shareholder approval (where such approval otherwise would be required), subject to certain conditions.

The substantive provisions of the Interim Agreement, including investment sub-advisory fees payable thereunder, are substantially similar to those of the prior investment sub-advisory agreement with Legg Mason, except for the identity of the parties, the terms and provisions required by Rule 15a-4.  The Interim Agreement will expire at the earliest of: (a) the Closing Date; (b) the end of the 150-day period after April 30, 2009; (c) the approval of the ING IM Sub-Advisory Agreement by shareholders; or (d) the removal or replacement of ING IM, in compliance with applicable law.

The ING IM Sub-Advisory Agreement

The following summary of the ING IM Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Legg Mason.  The ING IM Sub-Advisory Agreement provides that, subject to DSL’s and the Board’s supervision, ING IM is responsible for managing the investment operations of Growth and Income Portfolio II and for making investment decisions and placing orders to purchase and sell securities for Growth and Income Portfolio II, all in accordance with the investment objective and policies of Growth and Income Portfolio II as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, ING IM will also maintain, and provide DSL with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The ING IM Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, ING IM will not be liable for any act or omission in connection with its activities as sub-adviser to Growth and Income Portfolio II.

Under its terms, the ING IM Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Portfolio, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the ING IM Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of Growth and Income Portfolio II.  Additionally, the ING IM Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act) or upon the termination of Growth and Income Portfolio II’s Investment Advisory Agreement with DSL, and may also be terminated at any time by ING IM or DSL on 60 days’ written notice to the other. If the Reorganization discussed above in Proposal I is approved, the ING IM Sub-Advisory Agreement effectively will terminate when Growth and Income Portfolio II is liquidated in accordance with the terms of the Reorganization Plan (assuming the Closing Date occurs before September 27, 2009). If the Reorganization is rejected, but the ING IM Sub-Advisory Agreement is approved, ING IM will continue to provide sub-advisory services to Growth and Income Portfolio II and the Board will determine what action, if any, should be taken.  If neither proposal is approved, the Board will consider various options with respect to Growth and Income Portfolio II in accordance with applicable law.

Compensation payable by DSL to ING IM under the ING IM Sub-Advisory Agreement is the same as the compensation payable under the sub-advisory agreement with Legg Mason and the Interim Agreement.

Other Information

Appendix D hereto lists the names, addresses, and the principal occupations of the principal executive officers of ING IM.  As of December 31, 2008, no Trustee or Officer of Growth and Income Portfolio II was an officer, director, employee, or shareholder of ING IM.  No Trustee or Officer of Growth and Income Portfolio II owns securities or has any other material direct or indirect interest in ING IM.

Appendix E sets forth the name of another investment company with an investment objective similar to that adopted for Growth and Income Portfolio II, for which ING IM acts as an investment as sub-adviser, the annual rate of compensation and the net assets of the investment company as of December 31, 2008.

During the fiscal year ended December 31, 2008, Growth and Income Portfolio II did not pay commissions on portfolio brokerage transactions to brokers who may be deemed to be affiliated persons of Growth and Income Portfolio II, DSL, Legg Mason, ING IM or affiliated persons of such persons.

The management agreement between IIT, on behalf of Growth and Income Portfolio II and DSL provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio.  As such, there are no separate administration fees.

IFD serves as the distributor for Growth and Income Portfolio II.  During the fiscal year needed December 31, 2008, the Portfolio paid IFD $716,983 for distribution and shareholder services.  If the ING IM Sub-Advisory Agreement is approved, DSL and IFD will continue to render the same services as they currently render.  DSL, ING IM and IFD are affiliates of ING Groep.

Board Considerations

At an in-person meeting of the Board held on September 11, 2008, in order to plan for a smooth transition prior to the Reorganization, the Board determined to retain ING IM to manage Growth and Income Portfolio II, which was then known as ING Legg Mason Value Portfolio, for a short period prior the consummation of the Reorganization.

The closing of the Reorganization was originally scheduled for the first quarter of 2009 but later rescheduled to the third quarter of 2009.  In response to this delay, at the Board’s in-person meeting on March 27, 2009, the Board terminated the investment sub-advisory agreement with Legg Mason and approved the Interim Agreement to appoint ING IM to replace Legg Mason as ING Legg Mason Value Portfolio’s new sub-adviser effective April 30, 2009 on an interim basis. Furthermore, at the May 14, 2009 meeting, the Board approved the ING IM Sub-Advisory Agreement to appoint ING IM as ING Legg Mason Value Portfolio’s new sub-adviser, pending shareholders’ approval (together with the Interim Agreement, the “New Sub-Advisory Agreements”).

At the Board meetings on March 27, 2009 and May 14, 2009, the Board received and evaluated such information as it deemed necessary for determining whether to approve the New Sub-Advisory Agreements for ING Legg Mason Value Portfolio/Growth and Income Portfolio II.  The material provided to the Board in support of the sub-advisory arrangement with ING IM included the following: (1) memoranda presenting management’s rationale for proposing a change in sub-adviser to the Portfolio and its recommendation that ING IM be retained as the sub-adviser to the Portfolio; (2) information about the proposed new portfolio management team for the Portfolio and ING IM’s investment style with respect to the Portfolio; (3) responses from ING IM to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the Interim Agreement with ING IM on behalf of the Portfolio; and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the New Sub-Advisory Agreements took into account several factors including, but not limited to, the following: (1) the view of DSL with respect to the reputation of ING IM as an investment manager; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the agreements; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Agreements in light of the services to be provided by and the projected profitability ING IM as the Portfolio’s sub-adviser; (6) the costs of the services to be provided by ING IM; (7) the sub-advisory fee payable by DSL to ING IM and the profitability of DSL; (8) ING IM’s operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; (11) ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics; (12) the fact that DSL or an affiliate will bear the cost of the proxy solicitation; and (13) the fact that ING IM is the sub-adviser of the acquiring Portfolio, Growth and Income Portfolio, into which the Portfolio is proposed to be merged.

As part of its consideration of whether to approve the New Sub-Advisory Agreements, the Board’s consideration of whether to approve the ING IM Sub-Advisory Agreement took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED.  The Board considered the scope of the sub-advisory services anticipated to be provided by ING IM to Growth and Income Portfolio II (including that ING IM would manage Growth and Income Portfolio II in the same manner as Growth and

Income Portfolio during the interim period), and the level of staffing, quality and experience of ING IM’s portfolio management team.  The Board concluded that ING IM is capable of providing high quality services to Growth and Income Portfolio II, as indicated by the experience, capability and integrity of ING IM’s management, the financial resources of ING IM, and the professional qualifications and experience of ING IM’s portfolio management team to manage Growth and Income Portfolio II.  The Trustees also concluded that the services ING IM proposed to provide, are appropriate in scope and extent in light of Growth and Income Portfolio II’s current operations and during the transition period leading to the Reorganization.  In reaching this conclusion, the Board considered, among other factors, the direct and indirect costs, including the transaction costs of initiating the transition of the Portfolio’s investment portfolio prior to the Reorganization.

THE INVESTMENT PERFORMANCE.  The Board reviewed ING IM’s performance in managing two other funds using a growth and income strategy - ING Growth and Income Fund and Growth and Income Portfolio. The Board also considered that Growth and Income Portfolio II will be managed by ING IM in the same manner as Growth and Income Portfolio. The Board concluded, based on the Trustees’ assessment of the nature, extent and quality of investment sub-advisory services expected to be provided by ING IM and ING IM’s historical performance in managing ING Growth and Income Fund and Growth and Income Portfolio, that ING IM is capable of generating a level of investment performance for Growth and Income Portfolio II that is appropriate in light of Growth and Income Portfolio II’s investment objective and policies.

THE COST OF SUB-ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY.  The Board concluded that the level of anticipated investment sub-advisory fees payable under the ING IM Sub-Advisory Agreement is appropriate in light of the proposed sub-advisory fee schedule (which remains unchanged in comparison to the sub-advisory agreement between DSL and Legg Mason in connection with providing sub-advisory services to Growth and Income Portfolio II) and the estimated expense ratio of Growth and Income Portfolio II (which also is expected to remain unchanged).

ECONOMIES OF SCALE.  The Board noted that the asset-based breakpoints in Growth and Income Portfolio II’s advisory and sub-advisory fee schedules and the Portfolio’s management fees would remain unchanged as ING IM becomes the Portfolio’s sub-adviser.  The Board also noted that it has recently reviewed and concluded that these fee schedules appropriately benefit investors by realizing economies of scale in the form of lower management and sub-advisory fees as the level of assets grows. In addition, the Board has also recently reviewed and concluded that Growth and Income Portfolio II’s management fees appropriately reflect Growth and Income Portfolio II’s current size, the current economic environment for DSL and ING IM, the competitive nature of the investment company market, and DSL’s pricing strategy.

OTHER CONSIDERATIONS.  In approving the Agreements, the Board also considered the view of DSL with respect to the reputation of ING IM as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up. Additionally, the Board considered ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics.  The Board noted the fact that DSL or an affiliate will bear the cost of the proxy solicitation and that ING IM is the sub-adviser of Growth and Income Portfolio, into which the Portfolio is proposed to be merged.

Based on its review and after considering DSL’s recommendation, the Board determined that the agreements would enable shareholders of Growth and Income Portfolio II to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board then approved the agreements, and directed that the ING IM Sub-Advisory Agreement be submitted to shareholders for approval.

The Board recommends that shareholders of Growth and Income Portfolio II vote “FOR” Proposal II to approve the ING IM Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 15, 2009.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Growth and Income Portfolio II, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and the ING IM Sub-Advisory Agreement and may vote in their discretion with respect to other matters not now known to the Board of Growth and Income Portfolio II that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Growth and Income Portfolio II’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.  Growth and Income Portfolio II does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Each shareholder of Growth and Income Portfolio II is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Growth and Income Portfolio II at the close of business on May 1, 2009 (the “Record Date”), will be entitled to be present and give voting instructions for Growth and Income Portfolio II at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on July 20, 2009.  As of the Record Date, the following shares of beneficial interest of Growth and Income Portfolio II were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class	133,301.315
Class I	3,563,844.560
Class S	38,098,786.728
Class S2	2,775,862.495
Total	44,571,795.098

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposals.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of May 1, 2009, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix F hereto lists the persons that, as of May 1, 2009, owned beneficially or of record 5% or more of the outstanding shares of any class of Growth and Income Portfolio II or Growth and Income Portfolio.

Other Matters to Come Before the Special Meeting

Growth and Income Portfolio II does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Growth and Income Portfolio II is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Growth and Income Portfolio II’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

June 15, 2009

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 27th day of September, 2008, by and between ING Variable Funds (“IVF”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING VP Growth and Income Portfolio (the “Acquiring Portfolio”), and ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Growth and Income Portfolio II (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IVF has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired

Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by IIT, on behalf of the Acquired Portfolio, to IVF, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1 and (ii)  completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to ADV Class, Class I, Class S and Class S2 Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding ADV Class, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class I, Class S and Class S2 of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be August 8, 2009, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IVF as follows:

(a)           The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by IVF, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2008, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVF, IVF, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)           The Acquiring Portfolio is duly organized as a series of IVF, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IVF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IVF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IVF, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IVF, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since December 31, 2008, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IVF, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by IVF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVF, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) IVF’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IVF, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of IVF, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          IVF shall have delivered to IIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IIT and dated as of the Closing Date, to the effect that the representations and warranties of IVF, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IIT shall reasonably request;

6.3.          IVF, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVF, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IVF, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVF’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          IIT shall have delivered to IVF a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3.          IIT shall have delivered to IVF on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVF and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVF shall reasonably request;

7.4.          IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IVF, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IVF.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IVF or IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to IIT and IVF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IVF and IIT.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          IIT, on behalf of the Acquired Portfolio, and IVF, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquired Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        IIT and IVF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT and IVF; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Funds 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 Attn: Huey P. Falgout, Jr.	ING Investors Trust 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034 Attn: Huey P. Falgout, Jr.

With a copy to: Goodwin Procter LLP Exchange Place 53 State Street Boston, MA 02109 Attn: Philip H. Newman	With a copy to: Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT and the Declaration of Trust of IVF, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE FUNDS on behalf of its
ING VP GROWTH AND INCOME Portfolio series

By:	/s/ Michael J. Roland
Name:	Michael J. Roland
Title:	Executive Vice President

ING INVESTORS TRUST on behalf of its
ING Growth and Income Portfolio II series

By:	/s/ Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

(This page intentionally left blank)

APPENDIX B

FORM OF ING IM SUB-ADVISORY AGREEMENT

This AGREEMENT is made as of this          day of                               ,          between Directed Services LLC, a Delaware limited liability company (the “Manager”), and ING Investment Management Co., a Connecticut corporation (the “Sub-Adviser”).

WHEREAS, [                              ] (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Fund may offer shares of additional series in the future; and

WHEREAS, pursuant to a Management Agreement, dated [                              ,         ], as amended (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is willing to furnish such services to the Fund and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.  Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Sub-Adviser Duties.  Subject to the supervision of the Fund’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Fund’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as amended, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)           The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration

Statement of the Fund filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Sub-Adviser.  In carrying out its duties under the Sub-Adviser Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)            The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)           The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy it receives on behalf of the Fund solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.

(iii)          In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the transmission to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Cedel, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and recordkeeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)          The Sub-Adviser will assist the custodian and portfolio accounting agent for the Fund in determining or confirming, consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the custodian and portfolio accounting agent seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)           The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 22(b)(7) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)          The Sub-Adviser will complete and deliver to the Manager a written compliance checklist in a form provided by the Manager for each month by the 10th business day of the following month.

(b)           The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

(c)           The Sub-Adviser will provide reports to the Fund’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(d)           With respect to any investments, including but not limited to repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Fund, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent, on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent, on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.  Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Fund, and determined in consultation with the Manager, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered.  Subject to such policies as the Fund’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers on the basis of criteria reasonably considered appropriate by the Manager.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation regularly to the Fund’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefore.

4.  Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II, at the time the Form ADV is filed with the SEC.

5.  Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement.  The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.  Marketing Materials.

(a)           During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for internal use or public dissemination, that are produced or are for use or reference by the Sub-Adviser, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)           During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for distribution to shareholders of each Series, or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

8.  Compliance.

(a)           The Sub-Adviser agrees to use reasonable compliance techniques as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)           The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund (1) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)           The Manager agrees that it shall promptly notify the Sub-Adviser (1) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.  Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series may be the property of the Fund and further agrees to promptly make available to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Fund or the Manager by the Sub-Adviser, in connection with its duties under the agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or this Fund.

11.           Non-Exclusivity.  The services of the Sub-Adviser to the Series and the Fund are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

12.  Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

13.  Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Fund shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

14.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (1) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (2) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

15.  Indemnification.

(a)           The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)           Notwithstanding Section 14 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)           The Manager shall not be liable under Paragraph (a) of this Section 15 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser

Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)           The Sub-Adviser shall not be liable under Paragraph (b) of this Section 15 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

16.  Duration and Termination.

(a)           With respect to each Series identified as a Series on Schedule A hereto as in effect on                               ,         , unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through [November 30, 2010].  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Amendment, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Trust’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.  However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise.  Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (a) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (b) at any time without payment of any penalty by the Fund, by the Fund’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (c) by the Sub-Adviser upon three (3) months’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Fund, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 12, 13, 14 and 15 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 16 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the agreement was in effect, Section 6.

(b)           Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

7337 E. Doubletree Ranch Rd.

Scottsdale, AZ 85258

Attention: Huey P. Falgout, Jr.

If to the Sub-Adviser:

ING Investment Management Co.

10 State House Square

Hartford, CT  06103-3602

Attention:  Michael Gioffre

17.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

18.  Miscellaneous.

(a)           This Agreement shall be governed by the laws of the State of Delaware, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)           The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)           The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)           To the extent permitted under Section 16 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)           If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)            Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)           This agreement may be executed in counterparts.

                IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

DIRECTED SERVICES LLC

By:

Name:

Title:

ING INVESTMENT MANAGEMENT CO.

By:

Name:

Title:

SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

DIRECTED SERVICES LLC

and

ING INVESTMENT MANAGEMENT CO.

Series	Annual Sub-Advisory Fee (as a percentage of average daily net assets)
ING Growth and Income Portfolio II (formerly, ING Legg Mason Value Portfolio)	0.70% on first $50 million of assets; 0.45% on next $50 million of assets; 0.40% on next $50 million of assets; 0.35% on next $50 million of assets; 0.30% on assets over $200 million

(This page intentionally left blank)

APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING GROWTH AND INCOME PORTFOLIO (THE “PORTFOLIO”)

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies, and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (“Code”), and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell, or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary, or disclosure statement.

ING Funds Distributor, LLC (“IFD” or “Distributor”), the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives, and strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Board of Trustees (“Board”) directed ING Investments, LLC (“ING Investments” or “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what actions, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company, or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time.

Net Asset Value

                The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

                In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

                Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

                When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

                The Portfolio or the adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

                When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan is received in proper form.

Management of the Portfolio

Adviser

                ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

                ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

                As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2008.

Sub-Adviser and Portfolio Manager

                ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

                Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, has co-managed the Portfolio since 2004 and has solely managed the Portfolio since December 2007. Mr. Corapi joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

ING Investments has overall responsibility for monitoring the investment program maintained by ING IM for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays ING IM a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager’s ownership of securities in the Portfolio.

Portfolio Distribution

The Portfolio is distributed by IFD.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale AZ 85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Adviser Class, Class I, Service Class and Service 2 Class shares.  The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio.

 Shareholder Service and Distribution Plan Fees

ING Variable Funds has adopted shareholder services and distribution plans (each a “Distribution Plan”) for the ADV Class, Class S and Class S2 shares of the Portfolio in accordance with Rule 12b-1 under the 1940 Act.  Under these plans, the Portfolio pays certain fees to IFD, the Portfolio’s principal underwriter, for IFD’s distribution/shareholder services for the ADV Class, Class S and Class S2 shares.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Distribution Plan for the ADV Class shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio.

Under the Distribution Plan for the Class S shares, IFD is paid an annual distribution/shareholder service fee at the rate of 0.25% as a percentage of average daily net assets of the Class S shares of the Portfolio.  The distribution/shareholder service fee may be used to cover expenses incurred in promoting the sale of Class S shares and for providing shareholder services and/or account maintenance services to shareholders.  IFD may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including affiliates.

Under the Distribution Plan for the Class S2 shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the Class S2 shares of each Portfolio.  IFD has agreed to waive 0.10% of the distribution fee for Class S2 shares.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of Class S2 shares of the Portfolio.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Shareholder Service and Distribution Plan (collectively, “ING”), the Portfolio’s Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of May 1, 2009, the Adviser had entered into such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Each of the Portfolio, the Adviser and the Distributor is not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends and Capital Gains Distributions

The Portfolio declares and pay dividends and capital gains distributions, if any, on a semi-annual basis usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Growth and Income Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm.

	Class ADV
	Year Ended December 31,				December 20, 2006 (4)
	2008		2007		to December 31, 2006
Per Share Operating Performance:

Net asset value, beginning of year or period	$24.61		23.38		23.70

Income (loss) from investment operations:

Net investment income	$0.23	•	0.72	•	0.01	•

Net realized and unrealized gain (loss)	$(9.58)		0.84		(0.06)

Total from investment operations	$(9.35)		1.56		(0.05)

Less distributions from:

Net investment income	$0.22		0.33		0.27

Total distributions	$0.22		0.33		0.27

Net asset value, end of year or period	$15.04		24.61		23.38

Total Return(1)%	(37.94	)(a)	6.66		(0.23)

Ratios and Supplemental Data:

Net assets, end of year or period (000’s)	$791		1,211		1

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	1.10		1.09		1.09

Expenses net of all reductions/additions(2)(3)%	1.10	†	1.09	†	1.09	†

Net investment income(2)(3)%	1.14	†	2.95	†	1.08	†

Portfolio turnover rate	% 169		146		103

	Class I
	Year Ended December 31,
	2008		2007		2006		2005	2004
Per Share Operating Performance:

Net asset value, beginning of year	$24.76		23.38		20.71		19.35	18.28

Income (loss) from investment operations:

Net investment income	$0.36		0.33	•	0.25	•	0.23	0.28

Net realized and unrealized gain (loss)	$(9.69)		1.40		2.69		1.35	1.24

Total from investment operations	$(9.33)		1.73		2.94		1.58	1.52

Less distributions from:

Net investment income	$0.32		0.35		0.27		0.22	0.45

Total distributions	$0.32		0.35		0.27		0.22	0.45

Net asset value, end of year	$15.11		24.76		23.38		20.71	19.35

Total Return(1)%	(37.63	)(a)	7.40		14.20		8.13	8.39

Ratios and Supplemental Data:

Net assets, end of year (000’s)	$1,622,085		2,796,115		3,098,120		3,146,025	3,531,422

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	0.60		0.59		0.59		0.59	0.58

Expenses net of all reductions/additions(2)(3)%	0.60	†	0.59	†	0.59	†	0.59	0.58

Net investment income(2)(3)%	1.64	†	1.32	†	1.15	†	1.03	1.41

Portfolio turnover rate	% 169		146		103		80	139

	Class S
	Year Ended December 31,
	2008		2007		2006		2005	2004
Per Share Operating Performance:

Net asset value, beginning of year	$24.63		23.30		20.69		19.34	18.26

Income (loss) from investment operations:

Net investment income	$0.25	•	0.37	•	0.20	•	0.14	0.21

Net realized and unrealized gain (loss)	$(9.58)		1.29		2.64		1.41	1.26

Total from investment operations	$(9.33)		1.66		2.84		1.55	1.47

Less distributions from:

Net investment income	$0.30		0.33		0.23		0.20	0.39

Total distributions	$0.30		0.33		0.23		0.20	0.39

Net asset value, end of year	$15.00		24.63		23.30		20.69	19.34

Total Return(1)%	(37.82	)(a)	7.13		13.72		7.98	8.10

Ratios and Supplemental Data:

Net assets, end of year (000’s)	$290,152		25,169		4,758		2,431	1,776

Ratios to average net assets:

Expenses before reductions/additions(2)(3)%	0.85		0.84		0.84		0.84	0.83

Expenses net of all reductions/additions(2)(3)%	0.85	†	0.84	†	0.84	†	0.84	0.83

Net investment income(2)(3)%	1.44	†	1.50	†	0.94	†	0.78	1.18

Portfolio turnover rate	% 169		146		103		80	139

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

• Calculated using average number of shares outstanding throughout the period.

(a) There was no impact on total return by the affiliate payment.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(This page intentionally left blank)

Appendix D

Principal Executive Officers of ING Investment Management Co.

230 Park Avenue

New York, New York 10169

Name and Title

Robert G. Leary — President and Chief Executive Officer

Jeffrey T. Becker — Vice Chairman and Chief Financial and Operating Officer

Michael J. Gioffre — Chief Compliance Officer

Mark D. Weber — Executive Vice President and Head of Structured Assets and Innovation

Gerald T. Lins — General Counsel

D-1

(This page intentionally left blank)

Appendix E

ADVISORY FEE RATE OF A FUND WITH SIMILAR INVESTMENT OBJECTIVES ADVISER OR SUB-ADVISED BY ING INVESTMENT MANAGEMENT CO. (“ING IM”)

The following table sets forth the name of another investment company, with an investment objective similar to Growth and Income Portfolio II, for which ING IM acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment company. The information below is given as of December 31, 2008.

Fund	Net Assets	Annual compensation (as a percentage of average daily net assets) (%)

ING VP Growth and Income Portfolio	$1.9 billion

0.225% on first $10 billion of the Portfolio’s average daily net assets;
0.203% on next $5 billion of the Portfolio’s average daily net assets; and
0.191% of the Portfolio’s average daily net assets in excess of $15 billion.

E-1

(This page intentionally left blank)

APPENDIX F

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2009:

ING Growth and Income Portfolio II

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	92.0% Class S; 99.7% Class S2; Beneficial	84.8%	35.9%

ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	5.6% Class S; Beneficial	4.8%	1.4%

ING Life Insurance & Annuity Co Attn Valuation Unit-TS31 One Orange Way B3N Windsor, CT 06095	19.2% ADV Class; 54.0% Class I; Beneficial	4.4%	58.4%

Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	32.1% Class I; Beneficial	2.6%	0.8%

Reliastar Life Insurance Company FBO SVUL I Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	12.9% Class I; Beneficial	1.0%	0.3%

ING National Trust 1 Orange St Hartford, CT 06106	80.8% ADV Class: Beneficial	0.2%	0.1%

ING Growth and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co Attn Valuation Unit-TS31 One Orange Way B3N Windsor, CT 06095	80.7% Class I; Beneficial	80.7%	58.4%

ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	95.9% ADV Class; Beneficial	0.0%	1.4%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	95.4% Class S: Beneficial	15.8%	35.9%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2009.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card,

sign and date the Voting Instruction Card and return in the envelope provided.
If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JULY 21, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                           To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Growth and Income Portfolio II and ING Growth and Income Portfolio Portfolio, providing for the reorganization of ING Growth and Income Portfolio II with and into ING Growth and Income Portfolio Portfolio.

For ☐	Against ☐	Abstain ☐

2.                           To approve an investment sub-advisory agreement between Directed Services LLC (“DSL”), ING Growth and Income Portfolio II’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would serve as the sub-adviser to ING Growth and Income Portfolio II.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 21, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING GROWTH AND INCOME PORTFOLIO II

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 21, 2009, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                           To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Growth and Income Portfolio II and ING Growth and Income Portfolio Portfolio, providing for the reorganization of ING Growth and Income Portfolio II with and into ING Growth and Income Portfolio Portfolio.

For ☐	Against ☐	Abstain ☐

2.                           To approve an investment sub-advisory agreement between Directed Services LLC (“DSL”), ING Growth and Income Portfolio II’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would serve as the sub-adviser to ING Growth and Income Portfolio II.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING VARIABLE FUNDS

Statement of Additional Information

June 15, 2009

Acquisition of the Assets and Liabilities of: ING Growth and Income Portfolio II (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Growth and Income Portfolio (A Series of ING Variable Funds) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Funds (“SAI”) is available to the shareholders of ING Growth and Income Portfolio II, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of ING Growth and Income Portfolio II will be transferred to ING Growth and Income Portfolio, a series of ING Variable Funds, in exchange for shares of ING Growth and Income Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Manager’s Report for ING Growth and Income Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                            The SAI for ING Growth and Income Portfolio II dated May 1, 2009, as filed on April 30, 2009 (File No: 033-23512) and the SAI for ING Growth and Income Portfolio dated May 1, 2009, as filed on April 30, 2009 (File No: 002-51739).

2.                            The Financial Statements of ING Growth and Income Portfolio II included in the Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (File No: 811-05629) and the Financial Statements of ING Growth and Income Portfolio included in the Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (No: 811-02514).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING Growth and Income Portfolio II, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING Growth and Income Portfolio, as of March 31, 2009.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated June 15, 2009, relating to the Reorganization of ING Growth and Income Portfolio II may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGER’S REPORT FOR
ING GROWTH AND INCOME PORTFOLIO

Set forth below is an excerpt from ING Growth and Income Portfolio’s Annual Report for the fiscal year ended December 31, 2008.

*       *       *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2008

In our semi-annual report, we described a failed second quarter rally that fizzled when investors realized that borderline recessionary conditions and a credit crunch had not gone away. By year-end, governments were committing previously unimaginable sums of taxpayer money to prevent systemic collapse. Global equities in the form of the MSCI World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) plunged 29.70% in the six months ended December 31, 2008 (down 38.70% for the entire fiscal year). (The MSCI World® Index plunged 40.71% for the entire fiscal year, measured in U.S. dollars.) In currencies, the dollar at first drifted near record lows against the euro. But the tide turned in mid-July and for the six months ended December 31, 2008, the dollar strengthened by 12.10% (4.50% for the entire fiscal year). The dollar also soared 37.80% against the pound for the six months ended December 31, 2008 (37.90% for the entire fiscal year). But the yen advanced as carry trades (essentially short yen positions) were unwound and the dollar fell 14.90% for the six months ended December 31, 2008 (down 19.60% for the entire fiscal year).

Even more dramatic was the price of oil which marched to an all-time high of around $147 per barrel in mid-July, only to lose more than two thirds of that price by December 31, 2008.

The economic statistics remained bleak. By the end of October, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices had fallen a record 18% over the year. New home sales were at 1991 levels. Some 45% of existing home sales were distressed.

Payrolls declined in every month of 2008, as the number of people claiming unemployment reached 4.1 million, a 26-year high. Gross domestic product (“GDP”) fell at an annualized rate of 0.50% in the third quarter, and the National Bureau of Economic Research announced that the recession had actually started in December 2007.

Yet these were side-shows to the fireworks display in the financial sector, where major institutions — hanging by a thread through problems rooted in unwise mortgage borrowing, lending and investment — met different fates in September 2008 at the hands of the U.S. government.

 The Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) were taken into “conservatorship.” Merrill Lynch was acquired by the Bank of America with a wink from the authorities. AIG received an $85 billion loan from a reluctant government, which also took a 79.90% equity stake in AIG. But Lehman Brothers having sought capital, then a buyer, found neither and was left to file for Chapter 11 bankruptcy protection.

 The U.S. government was now in the position of choosing winners and losers among financial institutions: none too successfully, for it quickly became obvious that by pointedly leaving Lehman Brothers to go under, a credit crisis had become a credit market collapse. Lending all but seized up.

Policy response was huge but at least initially muddled. A Troubled Asset Relief Plan (“TARP”) would set up a $700 billion fund to buy illiquid mortgage securities from financial institutions. But on November 12, 2008 with half of the money already used to recapitalize banks, Treasury Secretary Paulson announced that the rest of the funds would not be used to buy illiquid mortgage securities after all. This merely renewed the pressure on the holders of such securities like Citigroup, which within two weeks received guarantees from the government against losses and another $20 billion in capital.

Other programs were of more practical use, like support for the commercial paper market and a guarantee facility for money market funds. Arguably the most effective measure was the announced intention to buy vast quantities of agency mortgage-backed securities and debentures. This had the effect of driving down rates on the 30-year mortgage towards 5.00%, a record low. In the meantime, the newly-elected president promised a stimulus package worth approximately $1 trillion. And by year end, the Federal Open Market Committee (“FOMC”) reduced interest rates to a range of between 0% and 0.25%.

 2008 ended with much gloom and bad news still to come, but the platform for recovery was perhaps taking shape.

2

In U.S. fixed-income markets, yields on the 90-day Treasury Bills briefly turned negative in December 2008, while the yield on the ten-year Treasury Note fell below 2.50%, something we had not seen in 50 years. The Barclays Capital U.S. Aggregate Bond Index(3), formerly known as the Lehman Brothers U.S. Aggregate Bond Index, of investment grade bonds returned 4.10% for the six months ended December 31, 2008, (5.20% for the entire fiscal year). By contrast, high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), formerly known as the Lehman Brothers High Yield Bond — 2% Issuer Constrained Composite Index, behaved more like a stock index and returned (25.10)% for the six months ended December 31, 2008 (down 25.90% for the entire fiscal year).

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(5), including dividends, returned (28.50)% for the six months ended December 31, 2008, (down 37.00% for the entire fiscal year), increasingly unimpressed by sharply falling oil prices. Profits for S&P 500® Index companies suffered their fifth straight quarter of decline, led again by the financials sector, although taxpayer money was also potentially committed to save the big three auto makers from bankruptcy. On November 20, 2008, the S&P 500® Index plumbed a level not seen since April 1997, before a December recovery.

 In international markets, plainly entering recession, the MSCI Japan® Index(6) slumped 35.90% for the six months ended December 31, 2008, (down 42.60% for the entire fiscal year). The strengthening yen hit exports in an export-dependent economy even as global demand slowed for other reasons. The MSCI Europe ex UK® Index(7) sagged 29.40% for the six months ended December 31, 2008 (down 43.20% for the entire fiscal year), beset by sharply falling economic activity and a European Central Bank in denial that inflation was falling fast. Finally, rates were reduced by an unprecedented 175 basis points (or 1.75%) in two months near the end of the year while governments, one after the other, proposed large stimulus packages. In the UK, the MSCI UK® Index(8) fell 19.40% for the six months ended December 31, 2008 (down 28.50% for the entire fiscal year). The UK had allowed a bigger housing bubble than the United States and deeper personal indebtedness in an economy more dependent on the financial sector. Rates were reduced to 1951 levels as venerable banks ceased to exist as independent entities.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*      *      *

3

ING GROWTH AND INCOME PORTFOLIO

(Formerly, ING VP GROWTH AND INCOME PORTFOLIO)

PORTFOLIO MANAGER’S REPORT

ING VP Growth and Income Portfolio (the “Portfolio”) seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. The Portfolio is managed by Christopher F. Corapi, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2008, the Portfolio’s Class I shares provided a total return of (37.63)% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), which returned (37.00)% for the same period.

Portfolio Specifics: During this period, the Portfolio was hurt by weak stock selection within the industrials and telecom sectors. Within industrials, our underweight position in United Parcel Service, Inc. (“UPS”) detracted from results. UPS held up better than its peers due to its defensive characteristics and attractive dividend yield. Also, Quanta Services, Inc. (“Quanta”) declined significantly after a disappointing fourth quarter due to delays in telecom spending. Although some of the projects were pushed out as a result of typical permitting and bureaucratic delays rather than credit-related issues, investors took this as a sign of weakness in the transmission cycle. We continue to believe that the transmission cycle is still alive and believe that Quanta offers a less-cyclical, multi-year growth story at a reasonable price.

Within telecom, the Portfolio’s position in Sprint Nextel Corp. (“Sprint”) detracted from results during the period. The stock was punished in the fourth quarter due to liquidity concerns. We believe that these concerns were overblown and expect Sprint to be able to stabilize its market share through its continued efforts to improve customer service and reduce costs.

The Portfolio benefited from strong stock selection in the financials, utilities and healthcare sectors. Avoiding or underweighting some of the worst performing financial names, including AIG, the Government-Sponsored Entities (“GSEs”) like Fannie Mae and Freddie Mac, and Merrill Lynch, helped relative performance during this period. Our emphasis on companies with lower credit and capital markets exposures, such as life and property/casualty insurers, also contributed to results. Within utilities, investments in NSTAR and Pacific Gas & Electric Co (“PG&E”). held up well due to their defensive characteristics and low exposure to fluctuations in commodity prices.

Abbott Laboratories (“Abbott”) and Teva Pharmaceutical Industries Ltd. (“Teva”) were two health-care names that aided relative returns. Abbott’s diversified business mix and multiple product approvals and launches helped it withstand a pretty brutal market and outperform its peers. Within healthcare, generics were one of the safest places to be this year given limited scrutiny from Washington and limited risk to earnings versus other healthcare names. Teva, a premier generic manufacturer, benefited from having one of the broadest and deepest pipelines for upcoming patent losses on branded drugs.

Current Strategy and Outlook: Currently, the Portfolio is positioned in companies that we believe have strong or improving competitive positions, robust end markets or superior capital allocation opportunities. We believe each stock possesses an attractive valuation and a clear catalyst to improve it. Top holdings include Exxon-Mobil Corp. (“ExxonMobil”), Royal Dutch Shell PLC (“Royal Dutch Shell”), PG&E and Wells Fargo & Co (“Wells Fargo”). Within energy, we continue to favor integrated oil companies such as Exxon-Mobil and Royal Dutch Shell that have strong balance sheets, high dividend yields and good management teams.

We continue to like PG&E as a defensive play within the utility sector. The company is currently trading at an attractive valuation versus its peers and has a good balance sheet, a high dividend yield and no exposure to commodity or customer usage risk. Finally, we believe Wells Fargo’s recent acquisition of Wachovia was an extremely favorable deal, which will lead to synergies and will allow its premier banking franchise to achieve national scale.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

4

Top Ten Holdings
as of December 31, 2008
(as a percent of net assets)

ExxonMobil Corp.	6.3%
Procter & Gamble Co.	3.2%
Wells Fargo & Co.	2.9%
JPMorgan Chase & Co.	2.7%
AT&T, Inc.	2.1%
Philip Morris International, Inc.	1.9%
General Electric Co.	1.9%
Gilead Sciences, Inc.	1.8%
Wal-Mart Stores, Inc.	1.8%
Google, Inc. — Class A	1.8%

Portfolio holdings are subject to change daily.

5

ING VP GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 20, 2006		Since Inception of Class S June 11, 2003
Class ADV	(37.94)%	—	—	(18.46)%		—
Class I	(37.63)%	(2.16)%	(3.18)%	—		—
Class S	(37.82)%	(2.43)%	—	—		(0.19)%
S&P 500® Index(1)	(37.00)%	(2.19)%	(1.38)%	(18.47	)%(2)	0.77	)%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Growth and Income Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2) Since inception performance for the index is shown from January 1, 2007.

(3) Since inception performance for the index is shown from June 1, 2003.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

6

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of the Declaration of Trust of ING Variable Funds (the “Trust” or the “Registrant”), as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)           Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)           The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)           No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)           The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)           In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)            The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)           No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2009.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Funds in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)           (a)           Amended and Restated Declaration of Trust dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(b)           Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2003 and incorporated herein by reference.

(c)           Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(d)           Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(e)           Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(f)            Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Service 2 Class shares) effective February 3, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(h)           Certificate of Amendment of Declaration of Trust effective May 1, 2009 – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(2)           Second Amended and Restated Bylaws — Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2006 and incorporated herein by reference.

(3)           Not Applicable.

(4)           Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Growth and Income Portfolio II series, and ING Variable Funds, on behalf of its ING Growth and Income Portfolio series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)           Instruments Defining Rights of Holders — Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement filed on June 7, 1996 and incorporated herein by reference.

(6)           (a)           Investment Management Agreement between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule A to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(ii)   Amendment to Investment Management Agreement, dated March 1, 2002 between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) effective January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(iii)  Amendment effective January 1, 2007 to Investment Management Agreement between ING Investments, LLC and ING Variable Funds — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on April 25, 2008 and incorporated herein by reference.

(b)           Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and ING IM — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(ii)   First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.)  effective as of July 29, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.) effective as of January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(iv)  Third Amendment effective October 1, 2007 to Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co.— Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on April 25, 2008 and incorporated herein by reference.

(7)           Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Funds Distributor, LLC dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement filed on April 19, 2002 and incorporated herein by reference.

(a)           Substitution Agreement between ING Variable Funds and ING Funds Distributor, LLC, dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(b)           Amended Schedule of Approvals to Distribution Agreement between ING Variable Funds and ING Funds Distributor, LLC dated December 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(8)           Directors’ Deferred Compensation Plan dated September 24, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement filed on April 27, 1998 and incorporated herein by reference.

(9)           (a)           Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A effective May 1, 2009 to the Custody Agreement with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(b)           Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A effective May 1, 2009 to the Foreign Custody Manager Agreement with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ii)   Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)           Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Form of Amended Exhibit A effective May 1, 2009 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(10)         (a)           Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(b)           Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(c)           Shareholder Service and Distribution Plan for Service 2 Class shares effective February 28, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(i)            Reduction in Fee Payable under the ING Variable Funds Shareholder Service and Distribution Plan for Service 2 Class shares - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(d)           Second Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel - Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on April 24, 2009, File No. 333-158794, and incorporated herein by reference.

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)         (a)           Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds dated April 1, 2002 as amended and restated December 31, 2008 – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(b)           License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement filed on April 11, 1997 and incorporated herein by reference.

(c)           Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A effective May 1, 2009 to the Fund Accounting Agreement with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(d)           Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement, dated December 2005 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(e)           Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement filed on April 27, 2007 and incorporated herein by reference.

(i)    Amended Exhibit A effective May 1, 2009 to the Fund Accounting Agreement with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(f)            Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A dated March 4, 2008 to the Agency Agreement with DST Systems, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement filed on April 25, 2008 and incorporated herein by reference.

(g)           Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and PNC Global Investment Servicing (U.S.) Inc. – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)    Form of Amended Schedule A, effective May 1, 2009, to the Transfer Agency Services Agreement dated February 25, 2009 between ING Variable Funds and PNC Global Investment Servicing (U.S.) Inc. – Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(h)           Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed

May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)            Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(iv)  Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(v)   Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vi)  Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the

Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(j)            Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated July 16, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(i)    Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement filed on April 28, 2005 and incorporated herein by reference.

(ii)   Opinion of counsel regarding the legality of the securities being registered with regard to Service 2 Class (“Class S2”) shares - Filed as an Exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement filed on February 20, 2009 and incorporated herein by reference.

(14)         Consent of independent registered public accounting firm — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on April 24, 2009, File No. 333-158794, and incorporated herein by reference.

(15)         Not applicable.

(16)         Powers of attorney — Powers of attorney for Todd Modic and each Trustee (except Martin J. Gavin) were filed as an Exhibit to Post Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement filed on February 8, 2008 and are incorporated herein by reference. Power of Attorney for Trustee Martin J. Gavin was filed as an attachment to Post Effective Amendment No.76 to the Registrant’s Form N-1A Registration Statement filed on February 10, 2009 and is incorporated herein by reference.

(17)         Not Applicable.

ITEM 17. UNDERTAKINGS

(1)          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)          The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 9th day of June, 2009.

ING VARIABLE FUNDS

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and	June 9, 2009
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 9, 2009
Albert E. DePrince Jr.*

	Trustee	June 9, 2009
Russell Jones*

	Trustee	June 9, 2009
Martin J. Gavin*

	Trustee	June 9, 2009
Sidney Koch*

	Interested Trustee, President and	June 9, 2009
Shaun P. Mathews *	Chief Executive Officer

	Trustee	June 9, 2009
Corine T. Norgaard*

	Trustee	June 9, 2009
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Trustee (except Martin J. Gavin) were filed as an Exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A filed on February 8, 2008 and are incorporated herein by reference. Power of Attorney for Trustee Martin J. Gavin was filed as an attachment to Post Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.